FORM N-CSRS/A

  CERTIFIED SHAREHOLDERS REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/06

Date of reporting period:                            06/30/06



The registrant is filing this amendment to include the text of item 4(b) on pages v and vi under section titled "Certification; and the title of the undersigned in the section titled "Certification" on page v.































                                      -i-



(page)
Item 1. Report to Shareholders.



















                         NORTHQUEST CAPITAL FUND, INC.

                               MID-YEAR REPORT

                                June 30, 2006


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261














                                     -ii-



(page)


                         NORTHQUEST CAPITAL FUND, INC.




To the Shareholders of NorthQuest Capital Fund, Inc.:

    Our Fund began the year at a share price of $11.77 and ended the past six months at $11.92. The Fund's total return for this period was 1.27%. The fol-lowing table may be helpful in comparing the Fund's performance with other in-dexes.

             Index            2006 Performance            Year-To-Date
             -----                                        ------------
             D.J.I.A.                                         4.04 %
             S&P 500                                          1.80 %
             NASDAQ                                          (1.50 %)

   The Fund did not make any purchases of common stock securities during the first half of 2006. We continue to watch the effects of higher interest rates and commodity prices on the world economy. Our concern is focused on corporate earnings. Are profits peaking or at a lull? The upcoming months should be inter-esting especially with U.S. congressional elections this fall. The Fund has ade-quate cash reserves to make opportune purchases.
   I would like to thank all those shareholders who voted their proxies in the Fund's annual election of its directors and auditor. All directors were re-elected for another one year term and Sanville & Company was elected to audit the Fund's 2006 financial statements.
   You will find enclosed the Fund's financial statements and a shareholder statement, which includes account transactions and account balances as of 06/30/06. Please do not hestitate to call or write me any comments or questions that you may have about this report.


Sincerely,


/s/ Peter J. Lencki
    President

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                     Top Ten Holdings and Asset Allocation
                     -------------------------------------
                                 June 30, 2006
                                 -------------


                       *
       Top Ten Holdings                               Asset  Allocation
      (% of Nets Assets)                              (% of Net Assets)
      ------------------                              -----------------

General Dynamics Corp.   9.20%                  Chemicals               7.55%

McGraw-Hill              6.12%                  Defense                 9.20%

Berkshire Hathaway       5.42%                  Energy                  4.85%

Washinton Mutual         4.70%                  Financial               9.19%

Fiserv Inc.              4.67%                  Food                    4.13%

Stryker Corp.            4.54%                  Industrial             14.45%

ChoicePoint Inc.         4.30%                  Insurance              12.28%

3M Company               4.16%                  Medical                12.05%

Hershey Company          4.13%                  Publishing              6.12%

General Electric         3.89%                  Technology             10.24%
                         -----
                        51.13%                  Other Assets
                        ======                  less liabilities, Net   9.94%
                                                                       ------
                                                                      100.00%
                                                                      =======




* Portfolio holdings are subject to change and are not recommendations of individual stocks.

(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                                   EXPENSES
                                   --------
                                 June 30, 2006
                                 -------------

EXPENSES EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you under-stand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006 to June 30, 2006.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the ex-penses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then mutliply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical ac-count values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will help you deter-mine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                Expenses Paid
                     Beginning             Ending               During Period *
                   Account Value        Account Value         January 1, 2006 to
                  January 1, 2006       June 30, 2006           June 30, 2006
                  ---------------       -------------           -------------

Actual               $1,000.00            $1,012.74                $9.33
Hypothetical
(5% return
before expenses)     $1,000.00            $1,015.52                $9.35

* Expenses are equal to the Fund's annualized expense ratio of 1.87%, multiplied by the average account value over the period, multiplied by 181 days/365 days [number of days in most recent fiscal half-year/365[or 366](to reflect the one-half year period).

(page)                   NORTHQUEST CAPITAL FUND, INC,
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                                 June 30, 2006
                                 -------------
                                  (Unaudited)
                                                                    Fair
COMMON STOCKS - 90.06%                  Shares         Cost         Value
----------------------                  ------         ----         -----
Biotechnology Industry - 3.67%
------------------------------
Amgen Incorp. *                          1,200   $    73,789   $    78,276
                                                    ---------     ---------
Computer Hardware & Software - 8.41%
-------------------------------------
EMC Corp. *                              1,600        17,280        17,552
Fiserv Inc. *                            2,200        94,685        99,792
Symantec Corp. *                         4,000        38,022        62,160
                                                    ---------     ---------
                                                     149,987       179,504
                                                    ---------     ---------
Defense Industry - 9.20%
------------------------
General Dynamics Corp.                   3,000       100,926       196,380
                                                    ---------     ---------
Electrical Products/Equipment - 5.59%
-------------------------------------
General Electric                         2,500        81,293        82,400
Technitrol Inc.                          1,600        33,398        37,040
                                                    ---------     ---------
                                                     114,691       119,440
                                                    ---------     ---------
Financial Services - 9.19%
--------------------------
Bank of America                          1,352        46,176        65,031
U.S. Bancorp                             1,000        28,370        30,880
Washington Mutual                        2,200        78,861       100,276
                                                     -------      ---------
                                                     153,407       196,187
                                                     -------      ---------
Food Industry - 4.13%
---------------------
Hershey Foods                            1,600        55,426        88,112
                                                    ---------     ---------
Industrials - 8.86%
-------------------
Diebold Inc.                             2,000        81,096        81,240
Donaldson Co.                            1,800        35,487        60,966
Sealed Air *                               900        39,558        46,872
                                                    ---------     ---------
                                                     156,141       189,078
                                                    ---------     ---------
Insurance - 12.28%
------------------
Allstate Corporation                     1,000        48,210        54,730
Berkshire Hathaway, Class B *               38        89,457       115,634
ChoicePoint Inc. *                       2,200        94,513        91,894
                                                    ---------     ---------
                                                     232,180       262,258
                                                    ---------     ---------
   The accompanying notes are an integral part of these financial statements.
                                      -4-



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                                 June 30, 2006
                                 -------------
                                  (Unaudited)
                                                                    Fair
                                        Shares         Cost         Value
                                        ------         ----         -----
Medical & Drug Industry - 8.38%
-------------------------------
Pfizer Inc.                              3,500   $   107,589   $    82,145
Stryker Corp.                            2,300        72,731        96,853
                                                    ---------     ---------
                                                     180,320       178,998
                                                    ---------     ---------
Natural Gas Distribution - 2.19%
--------------------------------
New Jersey Resources                     1,000        29,738        46,780
                                                    ---------     ---------
Petroleum & Chemical Industry - 7.55%
-------------------------------------
E.I. du Pont de Nemours & Company        1,000        43,680        41,600
Exxon Mobil Corporation                    500        18,755        30,675
3M Company                               1,100        82,095        88,847
                                                    ---------     ---------
                                                     144,530       161,122
                                                    ---------     ---------
Publishers - 6.12%
------------------
McGraw-Hill                               2,600       82,717       130,598
                                                    ---------     ---------

Telecommunications Equip. Industry - 1.83%
------------------------------------------
Cisco Systems *                           2,000       31,657        39,060
                                                    ---------     ---------

Utility (Electric) Industry - 2.66%
-----------------------------------
Exelon Corporation                        1,000       31,875        56,830
                                                    ---------     ---------

TOTAL COMMON STOCKS                                1,537,384     1,922,623
                                                   ----------    ----------
SHORT-TERM INVESTMENTS - 9.94%
------------------------------
Charles Schwab Money Market Fund                      80,919        80,919
Bank of America Money Market Savings                 131,385       131,385
                                                   ----------    ----------
TOTAL SHORT-TERM INVESTMENTS                         212,304       212,304
                                                   ----------    ----------
TOTAL INVESTMENTS                                $ 1,749,688     2,134,927
                                                   ==========    ----------
OTHER ASSETS AND LIABILITIES - .00%                                    158
                                                                 ----------
NET ASSETS - 100.00%                                           $ 2,135,085
                                                                 ==========
* Non-income producing during the year.
  The accompanying notes are an integral part of these financial statements.
                                      -5-



(page)



                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statement of Assets and Liabilities
                      -----------------------------------
                                 June 30, 2006
                                 -------------
                                  (Unaudited)



Assets

Investments in securities at fair value (cost $1,749,688)         $ 2,134,927
Cash                                                                    3,049
Dividends and interest receivable                                       2,004
Subscription receivable                                                   700
                                                                   -----------

          Total Assets                                              2,140,680
                                                                   -----------


Liabilities

Accrued expenses                                                        5,595
                                                                   -----------

Net Assets                                                        $ 2,135,085
                                                                   ===========

Composition of Net Assets:
  Common stock, at .001 par value                                 $       179
  Paid-in capital                                                   1,748,842
  Accumulated net realized gain on investments                          2,070
  Undistributed net investment loss                                    (1,245)
  Net unrealized appreciation of securities                           385,239
                                                                   -----------

Net Assets (equivalent of $11.92 per share based on
179,084 shares outstanding) (Note 4)                              $ 2,135,085
                                                                   ===========















   The accompanying notes are an integral part of these financial statements.

                                      -6-



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Statement of Operations
                            -----------------------
                         Six months ended June 30, 2006
                         ------------------------------
                                  (Unaudited)




Investment Income

Dividends                                                      $ 16,218
Interest                                                          2,409
                                                               ---------

    Total Income                                                 18,627
                                                               ---------

Expenses

Investment advisory fee (Note 2)                                 10,621
Audit and accounting                                              5,595
Office expense                                                      103
Phone                                                               361
Postage and printing                                              1,127
Registration and fees                                             1,465
Taxes                                                               600
                                                               ---------


    Total Expenses                                               19,872
                                                               ---------

Net Investment Loss                                              (1,245)
                                                               ---------


Realized and Unrealized Loss from Investments (Note 5)

    Net realized gain on investments                              2,577
    Net increase in unrealized appreciation on investments       25,370
                                                               ---------

Net realized and unrealized gain from investments                27,947
                                                               ---------

Net increase in net assets resulting from operations           $ 26,702
                                                                ========







   The accompanying notes are an integral part of these financial statements.
                                      -7-



(page)


                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Statements of Changes in Net Assets
                      -----------------------------------



                                                       (Unaudited)
                                                       For the six
                                                      months ended   Year Ended
                                                        June 30,    December 31,
                                                          2006          2005
                                                      ------------  ------------
Increase (decrease) in net assets from operations

 Net investment loss                                  $    (1,245)  $    (5,894)
 Net realized gain from investments                         2,577          -
 Unrealized appreciation (depreciation) of investments     25,370       (17,309)
                                                         ---------     ---------

Net increase (decrease) in net assets resulting
     from operations                                       26,702       (23,203)

Distributions to shareholders                                -             -

Capital share transactions (Note 4)                        44,865       236,701
                                                        ----------     ---------

     Total increase in net assets                          71,567       213,498


Net Assets
     Beginning of year                                  2,063,518     1,850,020
                                                        ----------    ----------

     End of year                                      $ 2,135,085   $ 2,063,518
                                                        ==========    ==========





















    The accompanying notes are an integral part of these financial statements.
                                      -8-



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                              Financial Highlights
                              --------------------
        For a share of capital stock outstanding throughout the period
        --------------------------------------------------------------

                                          1                                   2
                                      2006     2005     2004     2003     2002
--------------------------------------------------------------------------------
PER SHARE DATA:
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $11.77   $11.93   $10.96   $ 9.19   $10.00
--------------------------------------------------------------------------------
Income from Investment Operations:
Net Investment Loss (3)                (.01)    (.03)     -       (.02)     -
Net Realized and Unrealized Gain
(Loss) on Investment Transactions       .16     (.13)     .97     1.79     (.81)
                                       -----    -----    -----    -----    -----
Total From Investment Operations        .15     (.16)     .97     1.77     (.81)
--------------------------------------------------------------------------------

Less Distributions                      -        -        -        -        -
--------------------------------------------------------------------------------

Net Asset Value, End of Period       $11.92   $11.77   $11.93   $10.96   $ 9.19
--------------------------------------------------------------------------------

Total Return (4)                      1.27%   (1.34%)   8.85%    19.3%    (8.1%)
--------------------------------------------------------------------------------

Ratios and Supplemental Data:
Net Assets, end of Period (000's)    $ 2,135  $ 2,064  $ 1,850  $ 1,715  $ 1,374

Ratio of Expenses, after reim-
bursement to Average Net Assets (3)  1.87% a    1.88%    1.38%   1.38%   1.39% a

Ratio of Expenses, before reim-
bursement to Average Net Assets (3)  1.87% a    1.88%    1.86%   2.00%   2.85% a

Ratio of Net Investment Loss
          to Average Net Assets     (0.12%)a   (0.31%)     -    (0.19%) (0.04%)a

Portfolio Turnover Rate              0.00       0.00%    3.18%   4.64%   0.00%
--------------------------------------------------------------------------------

a = annualized

1   For the six month period ended June 30, 2006 (Unaudited)

2 For the period from January 15, 2002 (commencement of investment operations) to December 31, 2002

3 Per share net investment loss has been determined on the basis of average number of shares outstanding during the period

4  Total return assumes reinvestment of dividends




    The accompanying notes are an integral part of these financial statements.
                                      -9-



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                                 June 30, 2006
                                 -------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Nature of Operations: NorthQuest Capital Fund, Inc. ("the Fund") was incor-porated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company act of 1940, and its share are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   Security Valuations: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, or when the Advisor determines that the markert quotation or the price provided by the pricing service does not accurately reflect the current market value, or when re-stricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors in accordance with the Fund's "Fair Value Policy" that has been authorized by the Fund's board. The Board has delegated to the Advisor the responsibility for determining fair value pricing, subject to review by the Board of Directors.

   Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   Distributions to Shareholders: The Fund intends to distribute to its share-holders substantially all of its net realized capital gains and net invest-ment income, if any, at year-end.

   Other: The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determin-ing gains and losses for financial statements and income tax purposes. Div-idend income is recorded on the ex-dividend date and interest income is re-corded on an accrual basis.

   Estimates: The preparation of financial statements in conformity with gen-erally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   Reclassifation: In accordance with SOP 93-2, the Fund has recorded a re-classification in the capital accounts. As of December 31, 2005, the Fund recorded permanent book/tax differences of $5,894 from net investment loss to paid-in-capital. The reclassification has no impact on the net asset
                                      -10-



(page)
                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2006
                                 -------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   value of the Fund and is generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

   The Fund has an investment advisory agreement with Emerald Research Corpora-tion ("the Advisor"), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily clos-ing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating ex-penses exceed 1.88%.

   The Management fee paid for the six months ended June 30, 2006, as computed pursuant to the advisory agreement totaled $10,621. The Advisor additionally paid $315 of the Fund's total expenses, which were $19,872.


   Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund. Mr. Walter A. Lencki is the Fund's treasurer and an investor in the Advisor.

3. INVESTMENT TRANSACTIONS

   For the six months ended June 30, 2006, purchases and sales of investment se-curities other than short-term investments aggregated $0 and $10,176 respec-tively.


4. CAPITAL SHARE TRANSACTIONS

   As of June 30, 2006, there were 500,000,000 shares of $.001 par value capital stock authorized.


                                    June 30, 2006           December 31, 2005
                                  -----------------         -----------------
                                 Shares       Amount       Shares       Amount
                                ---------------------     ---------------------

   Shares sold                    5,997    $  72,034       28,157    $ 329,272

   Shares issued in
    Reinvestment of dividends      -            -            -            -

   Shares redeemed              ( 2,256)    ( 27,169)     ( 7,875)    ( 92,571)
                                --------    ---------     --------    ---------

   Net increase (decrease)        3,741    $  44,865       20,282    $ 236,701
                                ========    =========     ========    =========

                                      -11-



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                   Notes to Financial Statements (Continued)
                   -----------------------------------------
                                 June 30, 2006
                                 -------------

5. FEDERAL INCOME TAXES

   Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting prin-ciples generally accepted in the United States.

   At June 30, 2006, the gross unrealized appreciation for all securities total-ed $415,382 and the gross unrealized depreciation for all securities totaled $30,143 or a net unrealized appreciation of $385,239. The aggregate cost of securities for federal income tax purposes at June 30, 2006 was $1,749,688, including short-term investments.

   The accumulated capital loss carryover expires in 2012.
   There were no distributions to shareholders for the years ended December 31, 2005 and 2004.

6. LEGAL PROCEEDINGS

   On February 24, 2004, the Fund received a notice from the Securities and Exchange Commission ("SEC"), advising that the staff was considering recom-mending that the Commission bring a civil injunction action and/or institute administrative proceedings against the Fund, the Advisor and Peter Lencki, individually. This action stemmed from the SEC's routine examination. The Fund, the Advisor and Mr. Lencki have entered into settlement negotiations with the SEC to resolve this matter. There can be no assurance that the set-tlement negotiations will be successful or that the terms of the final set-tlement will not have a material adverse effect on the Fund or the ability of the Advisor to perform its contract with the Fund.

   The SEC questioned the procedure in which shareholders were transferred into the Fund from a limited partnership ("LP") managed by the Advisor. The SEC requested that the Fund voluntarily suspend sales of new shares to current and prospective shareholders. The Fund continued to honor redemption re-quests. Sales of new shares were suspended on July 23, 2003. The former lim-ited partners of the LP were brought into the Fund by transferring securities they received from the LP to the Fund and receiving their pro rata shares of the Fund in exchange for the securities transferred at the current market value on the date of transfer. The Fund accepted these shareholders into the Fund individually within five groups on five different dates throughout 2002. The SEC believed that all limited partners of the LP should have been accept-ed into the Fund on the same day. The affected shareholders were issued 1,582 additional shares of the Fund and the Advisor reimbursed the Fund $543 for losses sustained due to redemptions. On March 23, 2004 sales of new Fund shares were accepted. As previously disclosed, the Fund and Advisor are awaiting a final settlement in this matter.








                                      -12-



(page)
BOARD OF DIRECTORS INFORMATION
NorthQuest Capital Fund, Inc.
June 30, 2006

The Fund's Board of Directors has the ultimate responsibility of running the Fund. Information about the Fund's Directors are provided below. Additional board member information is included in the SAI, which is available free of charge by calling 1-800-698-5261.

INDEPENDENT DIRECTORS
Name & Age         Position   Term/Time   Principal Occupation     Other Public
                               on Bd.     During Last 5 Years       Company
                                                                   Directorships
----------         --------  -----------  ---------------------    -------------
Robert S. Keesser  Director  1 Year Term   Zone Sales Manager         None
Age 44                         4 Years     NGK Spark Plug Co.



John G. Padovano   Director  1 Year Term       President              None
Age 57                         4 Years     Rand Direct, Inc.
                                           A contract packaging
                                           & distribution company

Robert R.Thompson  Director  1 Year Term   Vice-President/Owner       None
Age 51                         4 Years     Automotive Parts Dist.
                                           Thompson & Co.


INTERESTED DIRECTOR
Peter J. Lencki    Director  1 Year Term   Portfolio Manager          None
Age 51             President   4 Years     NorthQuest Capital Fund
                   of Fund                 VP/owner Emerald Auto
                                           Parts & Supply, Inc.

Directors of the Fund are considered "Interested Directors", as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund's Investment Adviser. Mr. Peter J. Lencki is president/owner and Walter A. Lencki is a passive investor in the Fund's Investment Adviser.


BOARD DISCUSSION ON RENEWING FUND'S ADVISORY CONTRACT
The discussion regarding the basis for the Board of Director's approving any advisory contract with the Fund will be available in the Fund's Annual Report.

PROXY VOTING INFORMATION
The Fund's proxy voting policies, procedures, and voting records relating to common stock securities in the Fund's investment portfolio are available with-out charge, upon request, by calling the Fund's toll-free telephone number 1-800-698-5261. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund's proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at http:// www.sec.gov. or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for informtation on the operation of the Public Reference Room).
                                      -13-



(page)




















































This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

(page)

Item 2. Code of Ethics.
                                 CODE OF ETHICS

Pursuant to the requirements of Section 406 and 407 of the Sarbanes-Oxley Act of 2002, the NorthQuest Capital Fund, (the "Fund"), hereby adopts the following Code of Ethics, which applies to the Fund's principal executive, financial, and accounting officers or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party, is designed to deter wrongdoing and to promote:

 a) Honest and ethical conduct, including the ethical handling of actual and ap-parent conflicts of interest between personal and professional relation-ships;
 b) Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities and Exchange Commission and in all public communications.
 c) Compliance with all applicable governmental laws, rules and regulations;
 d) Prompt internal reporting of violations of the code, should any occur, to any of the principal officers of the Fund and all appropriate persons ident-ified in the code; and
 e) The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.


Item 3. Audit Committee Financial Expert.

    The Fund has assets of 2 million and has no audit committee and therefore has no audit committee financial expert. The Fund's officers and board of directors, which consists of independent directors that control 75% of the board, oversee and review all Fund reports. The current Fund auditor is Michael Baranowsky of Sanville & Company. Mr. Baranowsky conducts the var-ious Fund audits and continues to indicate satisfaction with the Fund's in-ternal controls, security certificate inspections, and other Fund reporting. At this time the Fund believes it has adequate supervision over its account-ing procedures, practices and reporting.


Item 4-8. (Reserved)


Item 9. Controls and Procedures.

   Peter J. Lencki is the president of the Fund. He handles all financial matters of the Fund and has provided the internal control procedures to produce detailed and accurate reports in all financial matters involving Fund operations. Peter J. Lencki reports to the board of directors on a continuous
   basis.   Mr. Lencki is also president and owner of the investment adviser, the Emerald Research Corporation. Walter A. Lencki, the Chief Financial Officer of the Fund and an investor in the investment adviser, oversees the Fund's financial reports. Auditors have reviewed the Internal Control exer-cised by the Fund during this past year and found no material weaknesses.


Item 10. Exhibits.

   A. Code of Ethics.
      Filed under Item 2 Code of Ethics above

(page)
   B. Certification.
                               CERTIFICATIONS

I, Peter J. Lencki, certify that:

1. I have prepared this report on Form N-CSRS for the NorthQuest Capital Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, misleading with respect to the period covered by this report:

3. Based on my knowledge, the financial statements, and other financial information included in the report, fairly present in all material respects, and cash flows (if the financial statements are required to include a state-ment of cash flows) of the investment company as of, and for, the periods presented in the report;

4. The Fund is small and has about 2 million dollars in total assets.  Mr.
   Peter J. Lencki and Walter A. Lencki are the certifying officers of the Fund. Peter J. Lencki is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and has:
   a) designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known by him to all others associated with the Fund, particularly during the period which this report is being prepared;
   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervi-sion, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accountng principles;
   c) evaluated the effectiveness of the investment company's disclosure con-trols and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and
   d) Peter J. Lencki has evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and I have discused, based on our most recent evaluation, to the registrant's auditors:
   a) that we were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrant's ability to record, process, summarize, and report financial data; and
   b)that there was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls; and

6. The registrant's other certifying officer and I hereby state in this report that there are no changes in internal controls or other factors that signifi-cantly affect internal controls subsequent to the date our most recent evalu-ation, including any corrective actions with regard to significant deficien-cies and material weaknesses.

   Date:  07/19/06                                   /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President

(page)

                               CERTIFICATIONS

I, Walter A. Lencki, certify that:

1. I have prepared this report on Form N-CSRS for the NorthQuest Capital Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement, a material fact or omit to state a material fact necessary to make the statement made, in light of the circumstances under which such statements were made, misleading with respect to the period covered by this report:

3. Based on my knowledge, the financial statements, and other financial information included in the report, fairly present in all material respects, and cash flows (if the financial statements are required to include a state-ment of cash flows) of the investment company as of, and for, the periods presented in the report;

4. The Fund is small and has about 2 million dollars in total assets.  Mr.
   Peter J. Lencki and Walter A. Lencki are the certifying officers of the Fund. Peter J. Lencki is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and has:
   a) designed such disclosure controls and procedures to ensure that material information relating to the registrant is made known by him to all others associated with the Fund, particularly during the period which this report is being prepared;
   b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervi-sion, to provide resaonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
   c) evaluated the effectiveness of the investment company's disclosure con-trols and procedures as of a date within 90 days prior to the filing date of this report (the "Eveluation Date"); and
   d) Peter J. Lencki has evaluated and believes that the effectiveness of the disclosure controls and procedures produces a satisfactory evaluation of the Fund's financials reported in the audited annual report given above as of the Evaluation Date;

5. The Board of Directors and I have discused, based on our most recent evaluation, to the registrant's auditors:
   a) that we were satisfied that there were no significant deficiencies in the design or operation of internal controls which could adversly affect the registrant's ability to record, process, summarize, and report financial data; and
   b)that there was no fraud, whether or not material, that involves management or other employees who might have a role in internal controls; and

6. The registrant's other certifying officer and I hereby state in this report that there are no changes in internal controls or other factors that signifi-cantly affect internal controls subsequent to the date our most recent evalu-ation, including any corrective actions with regard to significant deficien-cies and material weaknesses.

   Date:  07/19/06
                                                     /s/ Walter A. Lencki
                                                         ---------------
                                                         Walter A. Lencki
                                                         Treasurer
                                    - vi -



(page)



                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President

   Date:  07/19/06





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Walter A. Lencki
                                                         ----------------
                                                         Walter A. Lencki
                                                         Chief Financial Officer

   Date:  07/19/06



   By the Commission

                            Margaret H. McFarland
                            Deputy Secretary

   Dated: January 27, 2003














                                    - vii -